Annual Total Returns [BarChart] - BlackRock Small Cap Index V.I. Fund - Class I Shares	Feb. 09, 2021
Bar Chart Table:
Annual Return 2011	(4.53%)
Annual Return 2012	15.90%
Annual Return 2013	38.27%
Annual Return 2014	4.37%
Annual Return 2015	(4.86%)
Annual Return 2016	20.96%
Annual Return 2017	14.55%
Annual Return 2018	(11.25%)
Annual Return 2019	25.40%
Annual Return 2020	19.84%